PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

6. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consists of the following:

	December 31, 2023	June 30, 2024
	SGD’000	SGD’000
Leasehold buildings and improvements	7,523	7,523
Right-of-use assets	2,592	2,592
Plant and machinery	4,535	4,540
Furniture and fittings	2,724	2,835
Subtotal	17,374	17,490
Less: accumulated depreciation	(8,859)	(9,300)
Property, plant and equipment, net	8,515	8,190

Depreciation of property, plant and equipment including amortization of right-of-use assets expense was approximately SGD315 thousand and SGD441 thousand (US$325 thousand) for the six-month periods ended June 30, 2023 and 2024, respectively. Leasehold buildings are pledged with a bank to secure bank loans (Note 9).

6. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consists of the following:

	December 31,
	2022	2023	2023
	SGD’000	SGD’000	USD’000
Leasehold buildings	7,523	7,523	5,702
Right-of-use assets	2,603	2,592	1,965
Plant and machinery	5,707	4,535	3,438
Furniture and fittings	3,147	2,724	2,065
Subtotal	18,980	17,374	13,170
Less: accumulated depreciation	(10,162)	(8,859)	(6,716)
Property, plant and equipment, net	8,818	8,515	6,454

Depreciation expense was approximately SGD672 thousand and SGD702 thousand (US$532 thousand) for the years ended December 31, 2022 and 2023 respectively.

Leasehold buildings are pledged with a bank to secure bank loans (Note 9).